First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
CLOSED-END FUNDS — 91.4%
	Capital Markets — 91.4%
98,187	abrdn Global Infrastructure Income Fund	$2,157,168
24,951	abrdn Healthcare Investors	487,293
87,253	abrdn Healthcare Opportunities Fund	1,669,150
48,270	abrdn Life Sciences Investors	852,931
41,406	Adams Natural Resources Fund, Inc.	896,026
109,256	Angel Oak Financial Strategies Income Term Trust	1,444,364
6,811	Bancroft Fund Ltd.	150,864
82,230	BlackRock Capital Allocation Term Trust	1,181,645
70,734	BlackRock Credit Allocation Income Trust	776,659
40,787	BlackRock Enhanced Large Cap Core Fund, Inc.	1,052,305
20,614	BlackRock Health Sciences Trust	856,099
18,927	BlackRock Income Trust, Inc.	210,468
60,850	BlackRock Multi-Sector Income Trust	805,654
48,377	BlackRock Resources & Commodities Strategy Trust	500,702
43,172	BlackRock Science & Technology Trust	1,767,462
12,139	BlackRock Utilities Infrastructure & Power Opportunities Trust	320,348
53,375	Blackstone Strategic Credit 2027 Term Fund	632,494
97,595	Brookfield Real Assets Income Fund, Inc.	1,285,326
29,336	Central Securities Corp.	1,468,267
72,120	Cohen & Steers Infrastructure Fund, Inc.	1,775,594
52,094	Cohen & Steers Quality Income Realty Fund, Inc.	625,649
21,951	DoubleLine Yield Opportunities Fund	321,363
59,826	Duff & Phelps Utility and Infrastructure Fund, Inc.	786,712
59,394	Eaton Vance Short Duration Diversified Income Fund	657,492
83,689	Eaton Vance Tax-Advantaged Dividend Income Fund	2,047,033
100,974	Eaton Vance Tax-Advantaged Global Dividend Income Fund	2,248,691
71,997	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	2,103,032
276,970	FS Credit Opportunities Corp.	1,719,984
Shares	Description	Value

	Capital Markets (Continued)
69,398	Gabelli Dividend & Income (The) Trust	$1,901,505
18,919	General American Investors Co., Inc.	1,111,302
73,273	John Hancock Premium Dividend Fund	961,342
84,394	John Hancock Tax-Advantaged Dividend Income Fund	2,103,099
68,192	Kayne Anderson Energy Infrastructure Fund	846,945
154,943	Nuveen Credit Strategies Income Fund	788,660
99,416	Nuveen Floating Rate Income Fund	789,363
17,285	Nuveen Mortgage and Income Fund	321,501
72,611	Nuveen Multi-Asset Income Fund	959,191
33,383	Nuveen NASDAQ 100 Dynamic Overwrite Fund	939,398
132,788	Nuveen Preferred & Income Opportunities Fund	1,090,189
49,978	Nuveen Real Asset Income and Growth Fund	689,696
38,964	Nuveen Taxable Municipal Income Fund	634,724
72,844	Nuveen Variable Rate Preferred & Income Fund	1,435,755
99,887	PGIM Global High Yield Fund, Inc.	1,244,592
15,737	PIMCO Access Income Fund	252,264
45,993	PIMCO Dynamic Income Opportunities Fund	641,142
64,759	PIMCO Dynamic Income Strategy Fund	1,410,451
32,915	Reaves Utility Income Fund	1,268,215
29,303	Royce Micro-Cap Trust, Inc.	306,509
66,442	Royce Small-Cap Trust, Inc.	1,079,683
38,375	Source Capital, Inc.	1,870,394
8,986	Templeton Emerging Markets Fund	151,234
46,582	Tri-Continental Corp.	1,599,626
26,345	Virtus Artificial Intelligence & Technology Opportunities Fund	616,210
97,498	Western Asset Diversified Income Fund	1,402,021
79,365	Western Asset High Income Opportunity Fund, Inc.	300,793
179,019	Western Asset Inflation-Linked Opportunities & Income Fund	1,582,528
	Total Closed-End Funds	59,099,107
	(Cost $56,167,967)

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS — 4.4%
	Capital Markets — 4.4%
7,893	BNY Mellon Global Infrastructure Income ETF	$323,692
93,344	Invesco Variable Rate Investment Grade ETF	2,340,600
7,034	Tortoise Essential Energy Fund	150,577
	Total Exchange-Traded Funds	2,814,869
	(Cost $2,759,142)
MONEY MARKET FUNDS — 3.7%
2,409,955	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (a)	2,409,955
	(Cost $2,409,955)

	Total Investments — 99.5%	64,323,931
	(Cost $61,337,064)
	Net Other Assets and Liabilities — 0.5%	311,466
	Net Assets — 100.0%	$64,635,397

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$59,099,107	$59,099,107	$—	$—
Exchange-Traded Funds*	2,814,869	2,814,869	—	—
Money Market Funds	2,409,955	2,409,955	—	—
Total Investments	$64,323,931	$64,323,931	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments
November 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 90.4%
	Alabama — 5.6%
$250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$251,489
250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Ref Gas Proj, Ser E (Mandatory put 05/01/35)	5.00%	12/01/55	270,245
450,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/42	484,703
				1,006,437
	Arizona — 3.9%
275,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/37	245,840
250,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	193,541
250,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/54	251,794
				691,175
	Arkansas — 0.6%
100,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.45%	09/01/52	100,419
	California — 2.4%
225,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AG, AMT	4.38%	07/01/49	216,322
250,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	4.00%	09/01/50	219,252
				435,574
	Colorado — 1.3%
250,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	233,505
	Florida — 11.9%
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	264,920
275,000	Capital Projs Fin Auth FL Eductnl Facs Rev Kissimmee Chrt Acdmy Proj (a)	6.50%	06/15/54	280,314
250,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/51	209,923
225,000	Cypress Mill CDD FL Spl Assmnt 2023 Proj	5.00%	05/01/43	227,863
250,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	6.00%	05/01/56	259,465
250,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AG	4.00%	10/01/41	253,706
250,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	256,416
155,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	155,078
250,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	216,371
				2,124,056
	Georgia — 1.4%
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	256,987
	Illinois — 1.4%
250,000	IL St, Ser A	4.00%	03/01/38	247,611

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana — 3.2%
$250,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.75%	03/01/54	$263,233
300,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	314,098
				577,331
	Iowa — 4.3%
260,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	237,176
250,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Co Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	287,636
250,000	IA St Fin Auth Sr Living Fac Rev Presbyterian Homes Mill Pond Proj Ref	5.50%	10/01/45	252,685
				777,497
	Kansas — 1.4%
250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	254,054
	Maine — 3.2%
300,000	ME St Fin Auth Sol Wst Disp Rev Casella Wst Sys Inc Proj Remk, Ser R-3, AMT (a)	5.00%	08/01/35	310,487
250,000	ME St Fin Auth Univ of New England Issue	5.50%	07/01/55	266,768
				577,255
	Massachusetts — 1.7%
300,000	MA St Dev Fin Agy Rev Tufts Univ Stdt Hsg Proj Prg Medford Properties Inc	5.25%	06/01/60	311,846
	Missouri — 1.4%
250,000	St Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	4.00%	12/01/44	242,636
	New Hampshire — 1.7%
300,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.38%	04/01/49	302,151
	New York — 6.1%
299,829	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	325,057
250,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser C	5.25%	03/15/47	268,495
250,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/49	251,453
250,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	254,291
				1,099,296
	North Carolina — 2.7%
250,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For the Aging Ref, Ser A	4.00%	03/01/41	233,205
250,000	NC St Med Care Commn Retmnt Facs Rev NC Med Care Commn Ref	5.38%	10/01/45	253,263
				486,468
	Ohio — 4.7%
500,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.50%	01/01/50	531,587
300,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.25%	01/01/45	303,837
				835,424
	Pennsylvania — 1.7%
300,000	Erie PA Swr Auth, BAM	5.00%	12/01/46	309,794

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico — 2.8%
$250,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	$248,341
250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	243,846
				492,187
	South Carolina — 4.7%
300,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/42	322,863
250,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev Ref Var, Ser B-1 (Mandatory put 03/01/31)	5.25%	02/01/54	271,281
250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser A	5.75%	12/01/60	248,908
				843,052
	Texas — 7.4%
250,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	4.25%	09/15/41	235,032
250,000	Georgetown TX Util Sys Rev, BAM	4.00%	08/15/49	229,313
250,000	Houston TX Arpt Sys Rev Subord Lien, Ser A, AMT	5.50%	07/01/45	271,432
250,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	284,127
300,000	TX Wtr Dev Brd Rev Master Trust	5.00%	10/15/60	311,127
				1,331,031
	Vermont — 1.7%
315,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	302,062
	Virginia — 1.4%
250,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Lifespire of VA, Ser A	5.50%	12/01/54	256,350
	Washington — 4.6%
300,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	309,210
250,000	WA St Hlth Care Facs Auth Ref Commonspirit Hlth, Ser A	5.50%	09/01/55	266,957
250,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/59	254,276
				830,443
	Wisconsin — 7.2%
250,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/55	214,493
250,000	Pub Fin Auth WI Stdt Hsg Rev Ref Cmps Real Estate Holding Corp LLC Proj, Ser A	5.50%	06/01/55	255,286
255,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.25%	06/15/55	261,942
300,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (a)	5.00%	06/01/41	304,891
250,000	Pub Fin Auth WI Toll Rev Sr GA Sr 400 Express Lanes Proj, AMT	5.75%	06/30/60	260,084
				1,296,696
	Total Municipal Bonds			16,221,337
	(Cost $15,661,622)

Shares	Description	Value
CLOSED-END FUNDS — 6.8%
	Capital Markets — 6.8%
1,619	BlackRock Municipal Income Quality Trust	17,615

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
4,815	BlackRock Municipal Income Trust	$47,909
10,508	BlackRock Municipal Income Trust II	109,388
2,770	BlackRock MuniHoldings Fund, Inc.	32,298
4,621	BlackRock MuniYield Quality Fund II, Inc.	46,071
9,721	BlackRock MuniYield Quality Fund III, Inc.	106,348
1,838	BlackRock MuniYield Quality Fund, Inc.	20,972
5,360	Eaton Vance Municipal Income Trust	58,424
2,796	Invesco Municipal Opportunity Trust	26,702
3,721	Invesco Municipal Trust	35,610
7,436	Invesco Quality Municipal Income Trust	74,880
7,822	Invesco Trust for Investment Grade Municipals	79,550
9,457	Nuveen AMT-Free Municipal Credit Income Fund	120,104
14,622	Nuveen AMT-Free Quality Municipal Income Fund	169,323
6,626	Nuveen Municipal Credit Income Fund	84,349
6,468	Nuveen Quality Municipal Income Fund	77,875
10,832	Western Asset Managed Municipals Fund, Inc.	112,111
	Total Closed-End Funds	1,219,529
	(Cost $1,285,195)

	Total Investments — 97.2%	17,440,866
	(Cost $16,946,817)
	Net Other Assets and Liabilities — 2.8%	494,854
	Net Assets — 100.0%	$17,935,720

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2025, securities noted as such amounted to $2,248,575 or 12.5% of net assets.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$16,221,337	$—	$16,221,337	$—
Closed-End Funds**	1,219,529	1,219,529	—	—
Total Investments	$17,440,866	$1,219,529	$16,221,337	$—

*	See Portfolio of Investments for state and territory breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
142,346	First Trust Emerging Markets Local Currency Bond ETF	$4,206,324
69,733	First Trust Enhanced Short Maturity ETF	4,177,704
179,878	First Trust Institutional Preferred Securities and Income ETF	3,489,633
2,537,969	First Trust Limited Duration Investment Grade Corporate ETF	48,779,764
1,063,065	First Trust Low Duration Opportunities ETF	53,181,103
151,952	First Trust Senior Loan Fund	6,973,670
447,469	First Trust Tactical High Yield ETF	18,735,527
	Total Exchange-Traded Funds	139,543,725
	(Cost $138,961,250)
MONEY MARKET FUNDS — 0.2%
292,117	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (b)	292,117
	(Cost $292,117)

	Total Investments — 100.0%	139,835,842
	(Cost $139,253,367)
	Net Other Assets and Liabilities — (0.0)%	(7,759)
	Net Assets — 100.0%	$139,828,083

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$139,543,725	$139,543,725	$—	$—
Money Market Funds	292,117	292,117	—	—
Total Investments	$139,835,842	$139,835,842	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2025, and for the fiscal year-to-date period (September 1, 2025 to November 30, 2025) are as follows:

Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	142,346	$3,861,649	$344,072	$(64,055)	$63,993	$665	$4,206,324	$58,801
First Trust Enhanced Short Maturity ETF	69,733	7,678,365	457,413	(3,956,625)	3,685	(5,134)	4,177,704	56,297
First Trust Institutional Preferred Securities and Income ETF	179,878	3,228,228	287,309	(65,284)	38,229	1,151	3,489,633	46,421
First Trust Limited Duration Investment Grade Corporate ETF	2,537,969	44,910,890	4,109,952	(334,796)	84,331	9,387	48,779,764	531,458
First Trust Low Duration Opportunities ETF	1,063,065	45,085,221	8,052,534	(364,268)	397,932	9,684	53,181,103	509,468
First Trust Senior Loan Fund	151,952	10,248,345	685,043	(3,939,023)	15,527	(36,222)	6,973,670	127,512
First Trust Tactical High Yield ETF	447,469	13,485,499	5,419,694	(128,730)	(44,675)	3,739	18,735,527	272,504
		$128,498,197	$19,356,017	$(8,852,781)	$559,022	$(16,730)	$139,543,725	$1,602,461

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.